Segment reporting - Segment net income (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Segment reporting
REVENUE	¥ 9,383,590	$ 1,309,899	¥ 8,921,488
Cost of revenue	5,708,984	796,943	400,313
Depreciation and amortization	767,121	107,086	83,741
Allowance for accounts receivable	1,550,481	216,439	0
Interest expenses	109,609	15,301	49,642
Income taxes provision (benefit)	(197,766)	(27,607)	957,599
NET INCOME / (LOSS)	(4,345,377)	(606,591)	5,219,126
Single reportable segment
Segment reporting
REVENUE	9,383,590	1,309,899	8,921,488
Other income	573,182	80,013	15,639
Cost of revenue	4,531,782	632,612	43,219
Staff cost	26,251,973	366,463	1,350,476
Consulting expenses	3,308,126	461,797	483,766
Depreciation and amortization	767,121	107,086	83,741
Rental expenses	548,350	76,547	105,879
Annual listing fee	506,508	70,706	69,815
Allowance for accounts receivable	1,550,481	216,439
Interest expenses	109,609	15,301	49,642
Other segment items	¥ 552,741	$ 77,159	¥ 573,864
Segment Reporting, Other Segment Item, Composition, Description	Other segment items included entertainment expenses, office expenses, travelling expenses and other expenses for administrative purposes.	Other segment items included entertainment expenses, office expenses, travelling expenses and other expenses for administrative purposes.	Other segment items included entertainment expenses, office expenses, travelling expenses and other expenses for administrative purposes.
Income taxes provision (benefit)	¥ (197,766)	$ (27,607)	¥ 957,599
NET INCOME / (LOSS)	¥ (4,345,377)	$ (606,591)	¥ 5,219,126